CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Revenues		$ 23,100	$ 21,039	$ 17,931
Direct operating costs		(16,876)	(15,676)	(13,470)
General and administrative expenses		(426)	(405)	(413)
Profit (loss) from operating activities		5,798	4,958	4,048
Interest expense		(3,868)	(3,387)	(2,501)
Share of earnings from investments in associates and joint ventures		627	439	459
Mark-to-market losses		(548)	(26)	(118)
Other income (expense)		1,112	(31)	141
Income before income tax		3,121	1,953	2,029
Income tax (expense) recovery
Current		(745)	(594)	(576)
Deferred		156	324	(5)
Net income		2,532	1,683	1,448
Attributable to:
Limited partners		449	57	102
General partner		322	294	265
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		188	23	42
BIPC exchangeable shares and class A.2 exchangeable shares		128	16	21
Exchangeable units	[1]	4	1	2
Interest of others in operating subsidiaries		$ 1,441	$ 1,292	$ 1,016
Basic and diluted income per unit attributable to:
Limited partners, basic (in dollars per unit)		$ 0.90	$ 0.04	$ 0.14
Limited partners, diluted (in dollars per unit)		$ 0.90	$ 0.04	$ 0.14

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details